As filed with the Securities and Exchange Commission on November 14, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2018

Date of reporting period:  September 30, 2017

Item 1. Schedules of Investments.

Davidson Multi Cap Equity Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares	COMMON STOCKS - 93.80%	Value
	Aerospace & Defense - 1.80%
17,860	United Technologies Corp.	$2,073,189

	Air Freight & Logistics - 2.31%
11,775	Fedex Corp.	2,656,204

	Banks - 7.36%
35,535	Citigroup, Inc.	2,584,816
18,210	First Republic Bank	1,902,217
41,585	JPMorgan Chase & Co.	3,971,783
		8,458,816
	Beverages - 1.94%
19,975	PepsiCo, Inc.	2,225,814

	Biotechnology - 7.00%
14,591	Amgen, Inc.	2,720,492
18,700	Celgene Corp. (a)	2,726,834
32,115	Gilead Sciences, Inc.	2,601,957
		8,049,283
	Capital Markets - 3.94%
40,405	Morgan Stanley	1,946,309
26,985	State Street Corp.	2,578,147
		4,524,456
	Chemicals - 4.08%
39,373	DowDuPont, Inc. (a)	2,725,793
14,090	Praxair, Inc.	1,968,936
		4,694,729
	Communications Equipment - 2.66%
90,980	Cisco Systems, Inc.	3,059,657

	Diversified Telecommunication Services - 2.37%
28,229	Level 3 Communications, Inc. (a)	1,504,323
35,290	Zayo Group Holdings, Inc. (a)	1,214,682
		2,719,005
	Electrical Equipment - 2.05%
30,610	Eaton Corp PLC (b)	2,350,542

	Energy Equipment & Services - 1.23%
38,585	Baker Hughes, Inc.	1,412,983

	Food & Staples Retailing - 3.32%
104,945	Sprouts Farmers Market, Inc. (a)	1,969,818
23,590	Wal-Mart Stores, Inc.	1,843,322
		3,813,140
	Health Care Equipment & Supplies - 1.96%
11,520	Becton, Dickinson & Co.	2,257,344

	Health Care Providers & Services - 3.79%
27,327	Express Scripts Holding Co. (a)	1,730,346
17,415	Laboratory Corporation of America Holdings (a)	2,629,142
		4,359,488

	Hotels, Restaurants & Leisure - 2.12%
12,835	Buffalo Wild Wings, Inc. (a)	1,356,659
3,495	Chipotle Mexican Grill, Inc. (a)	1,075,866
		2,432,525
	Household Products - 1.61%
38,115	Church & Dwight Co., Inc.	1,846,672

	Industrial Conglomerates - 3.03%
9,635	3M Co.	2,022,387
60,385	General Electric Co.	1,460,109
		3,482,496
	Insurance - 2.18%
39,020	Principal Financial Group, Inc.	2,510,547

	Internet Software & Services - 6.05%
674	Alphabet, Inc. - Class A (a)	656,288
4,128	Alphabet, Inc. - Class C (a)	3,959,206
13,660	Facebook, Inc. (a)	2,334,084
		6,949,578
	Life Sciences Tools & Services - 1.51%
9,680	Waters Corp. (a)	1,737,754

	Machinery - 1.49%
40,180	Flowserve Corp.	1,711,266

	Media - 3.79%
125,730	Interpublic Group of Cos., Inc.	2,613,926
65,965	Twenty-First Century Fox, Inc. - Class A	1,740,157
		4,354,083
	Multiline Retail - 1.22%
29,660	Nordstrom, Inc.	1,398,469

	Multi-Utilities - 2.70%
27,230	Sempra Energy	3,107,760

	Oil, Gas & Consumable Fuels - 4.55%
27,274	Chevron Corp.	3,204,695
149,180	Marathon Oil Corp.	2,022,881
		5,227,576
	Professional Services - 2.06%
57,235	Nielsen Holdings PLC (b)	2,372,391

	Semiconductors & Semiconductor Equipment - 2.27%
32,615	Silicon Laboratories, Inc. (a)	2,605,939

	Software - 7.50%
65,685	Fortinet, Inc. (a)	2,354,150
12,320	Intuit	1,751,165
42,650	Microsoft Corp.	3,176,999
17,825	Tableau Software, Inc. - Class A (a)	1,334,914
		8,617,228
	Technology Hardware, Storage & Peripherals - 3.42%
25,511	Apple, Inc.	3,931,755

	Textiles, Apparel & Luxury Goods - 2.49%
91,390	Gildan Activewear, Inc. (b)	2,858,679
	TOTAL COMMON STOCKS (Cost $72,917,455)	107,799,368

	REITS - 3.51%
70,270	CubeSmart	1,824,209
101,530	Starwood Property Trust, Inc.	2,205,232
	TOTAL REITS (Cost $3,955,639)	4,029,441

	MONEY MARKET FUNDS - 2.68%
3,083,186	Fidelity Institutional Government Portfolio - Class I, 0.91% (c)	3,083,186
	TOTAL MONEY MARKET FUNDS (Cost $3,083,186)	3,083,186

	Total Investments in Securities (Cost ($79,956,280) - 99.99%	114,911,995
	Other Assets in Excess of Liabilities - 0.01%	8,877
	NET ASSETS - 100.00%	$114,920,872

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of September 30, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Davidson Multi-Cap Equity Fund
Notes to the Schedule of Investments
September 30, 2017 (Unaudited)

Note 1 – Securities Valuation

The Davidson Multi-Cap Equity Fund's (the "Fund") investments in securities are carried at their fair value. The Fund determines the fair value of its investments and computes its asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

The Board of Trustees ("Board) has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund's administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's securities as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$11,043,757	$-	$-	$11,043,757
Consumer Staples	7,885,626	-	-	7,885,626
Energy	6,640,559	-	-	6,640,559
Financials	15,493,818	-	-	15,493,818
Health Care	16,403,869	-	-	16,403,869
Industrials	14,646,088	-	-	14,646,088
Information Technology	25,164,157	-	-	25,164,157
Materials	4,694,729	-	-	4,694,729
Telecommunication Services	2,719,005	-	-	2,719,005
Utilities	3,107,760	-	-	3,107,760
Total Common Stocks	107,799,368	-	-	107,799,368
REITs
Financials	2,205,232	-	-	2,205,232
Real Estate	1,824,209	-	-	1,824,209
Total REITs	4.029,441	-	-	4.029,441
Short-Term Investments	3,083,186	-	-	3,083,186
Total Investments in Securities	$114,911,995	$-	$-	$114,911,995

Refer to the Fund's schedule of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at September 30, 2017, the end of the reporting period. The Fund recognized no transfers between levels. There were no Level 3 securities held in the Fund during the period ended September 30, 2017.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:

Cost of investments	$79,956,280

Gross unrealized appreciation	$36,896,002
Gross unrealized depreciation	(1,940,287)
Net unrealized appreciation	$34,955,715

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.
(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date:                                   11/10/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date                                   11/10/2017

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date                                   11/10/2017

* Print the name and title of each signing officer under his or her signature.